Taxes (Details) - Schedule of Movement of Valuation Allowance - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movement of Valuation Allowance [Abstract]
Balance at beginning of the year	$ 3,936,504	$ 1,218,319
Current year addition	7,076,539	2,919,231	1,206,097
Foreign currency translation adjustments	(407,717)	(201,046)	12,222
Balance at end of the year	$ 10,605,326	$ 3,936,504	$ 1,218,319